CONDENSED STATEMENTS OF INCOME (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jul. 02, 2015	Jun. 30, 2016	Jul. 02, 2015	Dec. 31, 2015	Jan. 01, 2015	Dec. 26, 2013
Income Statement [Abstract]
Revenue from founding members	$ 7.2	$ 9.0	$ 14.5	$ 16.7	$ 30.2	$ 38.7	$ 41.6